                         GARTMORE VARIABLE INSURANCE TRUST

                            GVIT Small Cap Value Fund
                             GVIT Small Company Fund
                           GVIT Small Cap Growth Fund

                 Prospectus Supplement dated September 30, 2005
                         to Prospectus dated May 2, 2005

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

Effective  September  22,  2005,  a  change  was  made to some of the  portfolio managers  that manage the GVIT Small  Company  Fund and the GVIT Small Cap Value
Fund.  As a result of these  changes,  the  following  amendment  is made to the
Prospectus as it relates to these two Funds.

The  disclosure  on page  19 of the  Prospectus  under  the  heading  "Portfolio
Managers  for the GVIT Small  Company Fund and GVIT Small Cap Value Fund Managed
in Part by GMF" is deleted and replaced with the following:

     Gary D. Haubold,  CFA,  senior  portfolio  manager,  is responsible for the day-to-day management of the GVIT Small Company Fund and the GVIT Small Cap
     Value Fund,  including  the selection of each Fund's  investments.  William
     Gerlach,  CFA,  and  Charles  Purcell,  CFA,  assist  Mr.  Haubold  in  the management of each Fund.

     Mr. Haubold  currently  also manages the Gartmore Small Cap Fund,  Gartmore
     Small Cap Leaders Fund,  Gartmore Nationwide Leaders Fund and Gartmore GVIT
     Nationwide Leaders Fund and co-manages the Gartmore Nationwide Fund and the
     Gartmore GVIT Nationwide Fund. Mr. Haubold joined GMF in December 2003 from
     Edge Capital  Management,  an equity hedge fund he founded in 2000. Between
     1997 and 2000, he was senior portfolio  manager on several small,  mid, and large-cap  funds at Pilgrim Baxter & Associates.  Prior to Pilgrim  Baxter,
     Mr. Haubold was a senior  portfolio  manager at Miller Anderson & Sherrard,
     LLP, which is now part of Morgan Stanley Asset Investment  Management.  Mr.
     Haubold has over 20 years investment management experience.

     Mr.  Gerlach joined GMF in December 2003 and manages the Gartmore Small Cap
     Fund and the Gartmore  Natural  Resources  Fund.  From 1991 until he joined
     GMF, he held numerous positions at Morgan Stanley  Investment  Management -
     Miller  Anderson & Sherrard,  LLP. He was team leader for Mid and Small Cap
     Equity, managing core and value investment styles.

     Mr.  Purcell joined GMF in December 2003 and manages the Gartmore Small Cap
     Fund.  From 1994 until 2003, he held numerous  positions at Morgan  Stanley
     Investment  Management  -  Miller  Anderson  &  Sherrard,   LLP,  including
     co-portfolio manager for both Mid Cap Core and Mid Cap Value portfolios.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE